Beau Yanoshik Partner +1.202.373.6133 beau.yanoshik@morganlewis.com

VIA EDGAR

July 1, 2024

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: File Room

Re:	Venerable Variable Insurance Trust (File No. 333-274984)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Venerable Variable Insurance Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Pre-Effective Amendment No. 4, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001104659-24-075238 on June 27, 2024.

Please do not hesitate to contact me at 202.373.6133 should you have any questions.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001